Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
14. Income Taxes
Symetra Life files a consolidated federal income tax return with its wholly-owned subsidiaries. Income taxes have been determined using the liability method. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated as the difference between the book and tax bases of the appropriate assets and liabilities and are measured using enacted tax rates. The Company includes penalties and interest related to unrecognized tax benefits in the calculation of income tax expense in the accompanying consolidated statements of income (loss).
The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service (IRS), or the statute of limitations has expired, for all tax periods through December 31, 2012. Based upon a 2016 federal carryback claim, the Company's tax year 2013 is open for examination until 2020. The Company is not currently subject to any state income tax examinations.
The Company receives investment tax credits from its investments in certain limited partnerships. These are accounted for using the flow-through method. Refer to Note 4 for further discussion of our tax credit investments.
Differences between income taxes computed by applying the U.S. federal income tax rate to income (loss) from operations before income taxes and the provision (benefit) for income taxes were as follows:

	Successor Company				Predecessor Company
	For the Year Ended December 31, 2017		February 1 to December 31, 2016		January 1 to January 31, 2016		For the Year Ended December 31, 2015
Income (loss) from operations before income taxes	$114.7		$(51.7)		$(12.8)		$148.1
Tax provision (benefit) at U.S. Federal statutory rate	40.2	35.0%	(18.1)	35.0%	(4.5)	35.0%	51.8	35.0%
Increase (reduction) in rate resulting from:
Impact of change in enacted tax rates on deferred tax balances	(151.0)	(131.6)	—	—	—	—	—	—
Investment tax credits	(37.0)	(32.3)	(52.0)	100.8	(4.1)	32.0	(79.8)	(53.9)
Other	2.4	2.1	(0.4)	0.6	(0.3)	2.4	(2.3)	(1.5)
Provision (benefit) for income taxes	$(145.4)	(126.8)%	$(70.5)	136.4%	$(8.9)	69.4%	$(30.3)	(20.4)%

On December 22, 2017, the 2017 Tax Act was signed into law, reducing the corporate tax rate from 35% to 21%, effective January 1, 2018. The effects of the 2017 Tax Act have been reasonably estimated, and a provisional tax benefit of $151.0 was recorded for the year ended December 31, 2017. This amount reflects the re-measurement of deferred tax assets and liabilities due to the change in the enacted tax rate. As analysis of the 2017 Tax Act is completed and any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies is interpreted, there may be adjustments to this provisional amount. Those adjustments may, but are not expected to, materially impact the provision for income taxes in the period in which the adjustments are made.
The following table sets forth the tax effects of temporary differences that gave rise to the deferred income tax assets and liabilities. Deferred income tax assets and liabilities were measured at a corporate tax rate of 21% and 35%, respectively, as of December 31, 2017 and 2016.

	As of December 31, 2017	As of December 31, 2016
Deferred income tax assets:
Adjustments to life policy liabilities	$452.6	$840.8
Deferred policy acquisition costs	—	36.6
Other	13.3	21.9
Total deferred income tax assets	465.9	899.3
Deferred income tax liabilities:
Deferred policy acquisition costs	24.4	—
Basis adjustment on securities	210.4	462.0
Unrealized gains on investment securities (net of DAC and VOBA adjustment: $16.9 and $7.5, respectively)	146.5	76.0
Intangible assets	325.7	605.1
Other	10.0	9.6
Total deferred income tax liabilities	717.0	1,152.7
Deferred income tax liability, net	$251.1	$253.4

Deferred tax assets are recognized only to the extent that it is more likely than not that future taxable profits will be available, and a valuation allowance is established where deferred tax assets cannot be recognized. Based on an analysis of the Company’s tax position, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2017 and 2016.